UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number _______811-05631_____________________

             __________First Pacific Mutual Fund, Inc.__________
             (Exact name of registrant as specified in charter)

                      2756 Woodlawn Drive, Suite #6-201
                ___________Honolulu, HI  96822-1856__________
              (Address of principal executive offices) (Zip code)

                             Audrey C. Talley
                      Drinker Biddle & Reath LLP
                            One Logan Square
                       18th and Cherry Streets
               __________Philadelphia, PA  19103-6996__________
                  (Name and address of agent for service)

        Registrant's telephone number, including area code:  808-988-8088

                     Date of fiscal year end:  September 30

                  Date of reporting period:  September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.    3507.








Item 1.  Reports to Stockholders.


November 20, 2005



Dear fellow shareholder,

	As we begin our 18th year of operations, we are pleased to provide you with our Funds' 2005 Annual Report.

       In these uncertain financial times, isn't it comforting to know that you are invested in the Hawaii Municipal Fund and the Hawaii Intermediate Fund? As shareholders of the Funds, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       On the following pages are line graphs comparing each Fund's performance to the Lehman Muni Bond Index for the 10 years ended September 30, 2005, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 investment in the respective funds. The object of the graph is to permit a comparison of the Funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund.

       Interest rates are the most important of many factors which can affect bond prices. Over the course of the fiscal year, the treasury yield curve flattened with short-term interest rates rising sharply and long-term interest rates slightly increasing. This accounts for the Hawaii Municipal Fund's fiscal year price change of $0.11. The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $11.21 on October 1, 2004 and a NAV of $11.10 on September 30, 2005. The Hawaii Municipal Fund Institutional Class had a NAV of $11.22 on October 1, 2004 and a NAV of $11.11 on September 30, 2005. The rise in short term-rates resulted in the Hawaii Intermediate Fund's fiscal year price change of $0.04. The Hawaii Intermediate Fund had a NAV of $5.22 of October 1, 2004 and a NAV of $5.18 on September 30, 2005. The primary investment strategy of the Hawaii Municipal Fund was to purchase high quality long-term Hawaii municipal bonds. The primary investment strategy of the Hawaii Intermediate Fund was to purchase high quality three to ten year Hawaii municipal bonds. The past year's performance for these Funds, which is presented in this Annual Report, was primarily a result of the implementation of these strategies. As of September 30, 2005, 79.37% of the Hawaii Municipal Bond Fund's portfolio was invested in bonds rated AAA by Standard & Poor's ("S&P"). As of September 30, 2005, 78.11% of the Hawaii Intermediate Fund's portfolio was invested in bonds rated AAA by S&P.

       During the fiscal year ended September 30, 2005, the Federal Reserve Bank increased the Federal Funds Rate eight times for a total of two percent.
Despite this dramatic increase in short term rates, the ten year treasury bond's yield rose by only .13%. The market's relatively mild reaction suggests that these actions, among other market events, will keep inflation pressures under control for the foreseeable future. The modest increase in rates at the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will not greatly increase over the long-term.
Still, there continues to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts/terrorism and global economic factors.

                               STANDARD & POOR'S
                             MUNICIPAL BOND RATINGS
                               September 30, 2005

[The following table was depicted as a pie chart in the printed material.]

Hawaii Municipal Fund
AAA	79.37%
AA	 1.94%
A      9.76%
BBB    6.72%
NR	 2.21%

[The following table was depicted as a pie chart in the printed material.]

Hawaii Intermediate Fund
AAA	78.11%
A	 6.50%
BBB	12.37%
NR	 3.02%


       We are proud to report that as a Hawaii resident, 100% of the dividends
earned in 2005 were both state and federal tax-free.*   There are no capital
gain distributions for the Hawaii Intermediate Fund in 2005. There will be a long-term capital gain distribution in 2005 to shareholders of the Hawaii Municipal Fund.

       If you have any questions about this Annual Report or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

       Thank you for your business as well as the many referrals. On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			  First Pacific Securities, Inc./Distributor

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.

Before investing, read the prospectus carefully. Please carefully consider the Funds' investment objectives, risks, and charges and expenses before investing.
The prospectus contains this and other information about the Funds.   Call 988-
8088 for a free prospectus.
*Some income may be subject to the federal alternative minimum tax for certain investors. Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.























































Hawaii Municipal Fund Investor Class
$10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		  Hawaii Municipal Fund	     Lehman Muni
                Investor Class	     Bond Index
09/30/95		$10,000			$10,000
09/30/96		$10,563			$10,604
09/30/97		$11,311			$11,560
09/30/98		$12,011			$12,567
09/30/99		$12,005			$12,480
09/30/00		$12,452			$13,250
09/30/01		$13,461			$14,628
09/30/02		$14,535			$15,935
09/30/03		$15,114			$16,556
09/30/04		$15,724			$17,317
09/30/05		$16,170			$18,018

Average Annual Total Return
1 Year		2.84%
5 Year		5.36%
10 Year	      4.92%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Investor Class with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.


















Hawaii Municipal Fund Institutional Class
$10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		Hawaii Municipal Fund	     Lehman Muni
             Institutional Class	     Bond Index
10/22/02		$10,000			$10,000
09/30/03		$10,737			$10,734
09/30/04		$11,204			$11,228
09/30/05		$11,556			$11,682

Average Annual Total Return
1 Year			3.14%
Since Inception	      5.04%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Institutional Class with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.




























Hawaii Intermediate Fund
$10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		Hawaii Intermediate Fund	Lehman Muni Bond Index
09/30/95		$10,000			$10,000
09/30/96		$10,395			$10,604
09/30/97		$10.932			$11,560
09/30/98		$11,486			$12,567
09/30/99		$11,657			$12.480
09/30/00		$12,112			$13,250
09/30/01		$13,033			$14,628
09/30/02		$13,718			$15,935
09/30/03		$14,091			$16,556
09/30/04		$14,402			$17,317
09/30/05		$14,712			$18,018

Average Annual Total Return
1 Year		2.15%
5 Year		3.97%
10 Year	      3.94%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Intermediate Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.






















Your Fund's Expenses
As a Fund shareholder, you can incur two types of costs:
 Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
 Ongoing Fund costs, including management fees, distribution and service (12b-
 1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
    If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.
    In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                               Beginning         Ending       Expenses Paid
                              Account Value    Account Value  During Period*
                               03/31/05          09/30/05    03/31/05-09/30/05

Hawaii Municipal Fund Investor Class
Actual                           $1,000.00      $1,018.30         $4.94
Hypothetical			   $1,000.00      $1,020.10         $4.95

Hawaii Municipal Fund Institutional Class
Actual                           $1,000.00      $1,019.70         $3.69
Hypothetical			   $1,000.00      $1,021.35         $3.69

Hawaii Intermediate Fund
Actual                           $1,000.00      $1,015.00         $4.18
Hypothetical			   $1,000.00      $1,020.85         $4.19

*Expenses are equal to the annualized expense ratio for each class (.98%, .73% and .83%, respectively), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.









































          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of Hawaii Municipal Fund and Hawaii Intermediate Fund (each a series of shares of First Pacific Mutual Fund, Inc.), including the schedule of investments, as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the
responsibility of the Funds' management.   Our responsibility is to express an
opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States).   Those standards require that we
plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material
misstatement.   We were not engaged to perform an audit of the Funds' internal
control over financial reporting.   Our audits included consideration of
internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control
over financial reporting.   Accordingly, we express no such opinion.   An audit
also includes examining, on a test basis, evidence supporting the amounts and
disclosures in the financial statements.   Our procedures included confirmation
of securities owned as of September 30, 2005, by correspondence with the
custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audits provide a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Hawaii Municipal Fund and Hawaii Intermediate Fund as of September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.



                                             TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 7, 2005






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

	                                                       Value
	Par Value	                                        (Note 1 (A))

                    HAWAII MUNICIPAL BONDS - 97.35%
		Hawaii County
			General Obligation Bonds - 6.27%
$       300,000			5.600%,	05/01/11	$	  332,757
	2,385,000			5.000%,	07/15/15		2,612,696
	1,000,000			5.625%,	05/15/18		1,081,700
	1,000,000			5.625%,	05/15/19		1,080,630
	1,025,000			5.125%,	07/15/20		1,084,440
	1,250,000			5.125%,	07/15/21		1,319,187
	1,000,000			5.000%,	07/15/22		1,055,270
	1,000,000			5.000%,	07/15/23		1,053,230
							                  9,619,910

		Hawaii State
			General Obligation Bonds - 10.88%
	  135,000			6.000%,	10/01/08		  145,973
	  120,000			5.250%,	04/01/11		  127,483
      3,000,000			5.000%,	07/01/17		3,249,900
	5,000,000			5.050%,	07/01/18		5,391,350
      2,000,000			5.250%,	07/01/18		2,156,080
	3,705,000			5.000%,	10/01/19		3,959,348
  	1,580,000			5.125%,	02/01/22		1,672,904
							                 16,703,038

			Airport Systems Revenue Bonds - 10.05%
	2,000,000			8.000%,	07/01/11		2,406,420
	  385,000			6.900%,	07/01/12		  435,231
	3,000,000			6.500%,	07/01/14		3,375,900
	  500,000			6.500%,	07/01/15		  561,955
	8,000,000			5.625%,	07/01/18		8,651,680
							                 15,431,186

			Certificates of Participation #1 - Capital District - 2.30%
	1,000,000			5.000%,	05/01/16		1,058,000
	  555,000			5.000%,	05/01/18		  586,352
	1,750,000			5.500%,	05/01/20		1,882,090
							                  3,526,442





See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2005

	                                                       Value
	Par Value	                                        (Note 1 (A))
			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 16.50%
$	5,430,000			5.750%,	12/01/18	$	5,894,917
        125,000			6.150%,	01/01/20		  136,370
	1,125,000			5.700%,	07/01/20		1,210,005
	  115,000			5.450%,	11/01/23		  115,250
	  625,000			6.200%,	05/01/26		  641,200
	  600,000			5.875%,	12/01/26		  620,064
	9,225,000			5.650%,	10/01/27	     10,032,556
	6,025,000			6.200%,	11/01/29		6,677,447
							                 25,327,809

			Hawaii Pacific Health- 0.10%
	  150,000 			5.600%,	07/01/33		  156,879

			Kapiolani Health Care System - 3.76%
	1,500,000			6.000%,	07/01/11		1,562,580
	1,525,000			6.400%,	07/01/13		1,696,776
	  700,000			6.200%,	07/01/16		  730,219
	1,715,000			6.250%,	07/01/21		1,789,671
							                  5,779,246

			Kuakini Hawaii Health System - 3.20%
	1,570,000			6.300%, 	07/01/22		1,690,058
	3,000,000			6.375%,	07/01/32		3,227,940
							                  4,917,998

			The Queen's Health Systems - 4.36%
	1,020,000			6.000%,	07/01/20		1,062,942
	  100,000			5.250%,	07/01/23		  105,805
	5,310,000			5.750%,	07/01/26		5,523,940
							                  6,692,687

			Wilcox Hospital - 2.16%
	  800,000			5.250%,	07/01/13		  838,512
	2,245,000			5.350%,	07/01/18		2,353,433
	  115,000			5.500%,	07/01/28		  118,662
							                  3,310,607





See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2005

	                                                      Value
	Par Value	                                       (Note 1 (A))
			Harbor Capital Improvements Revenue Bonds - 4.53%
$	2,000,000			5.750%,	07/01/12	$	2,113,160
      1,580,000			5.250%,	01/01/16		1,695,419
      1,665,000			5.375%,	01/01/17		1,837,510
	  200,000			5.750%,	07/01/17		  210,688
	  500,000			5.500%,	07/01/19		  538,380
	  520,000			5.750%,	07/01/29		  557,617
							                  6,952,774

			Hawaii Health Systems - 1.40%
	  760,000			3.800%, 	02/15/13		  752,749
	1,370,000			4.700%,	02/15/19		1,390,331
							                  2,143,080

			Highway Revenue Bonds - 4.26%
	  400,000			5.000%,     07/01/12		  434,220
      1,000,000			5.600%,     07/01/14		1,039,580
      1,100,000			5.000%,     07/01/16		1,166,022
      3,655,000			5.000%,     07/01/22		3,898,569
                                                            6,538,391

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 2.10%
	  515,000			5.750%,	07/01/30		  516,973
	2,640,000			5.375%,	07/01/33		2,709,511
							                  3,226,484

			Department of Hawaiian Homelands - 2.59%
	  900,000			4.050%,	07/01/06		  904,716
	1,355,000			4.100%,	07/01/07		1,367,859
	1,465,000			4.250%,	07/01/09		1,495,399
	  200,000			4.450%,	07/01/11		  205,754
							                  3,973,728









See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2005

	                                                       Value
	Par Value	                                        (Note 1 (A))
			University Faculty Housing - 1.52%
$	  800,000			5.650%,	10/01/16	$	  811,040
	1,500,000			5.700%,	10/01/25		1,520,760
							                  2,331,800

			University of Hawaii - Revenue Bonds - 2.93%
	  750,000			5.500%,	07/15/16		  830,708
	3,500,000			5.125%,	07/15/32		3,663,800
							                  4,494,508
		Honolulu City & County
			Board of Water Supply - 1.53%
	  500,000			5.800%,	07/01/16		  515,620
	  750,000			5.800%,	07/01/21		  773,430
	1,000,000			5.000%,	07/01/23		1,058,700
							                  2,347,750

			Waste & Water System - 3.76%
	1,000,000			5.250%,	07/01/18		1,072,110
	4,370,000			5.000%,	07/01/18		4,704,742
							                  5,776,852

			General Obligation Bonds - 3.54%
	  200,000			7.350%,	07/01/06		  206,358
	  275,000			5.125%,	07/01/15		  294,737
        105,000			5.500%,	09/01/16		  109,523
	4,500,000			5.500%,	07/01/19		4,829,715
							                  5,440,333

			Housing Authority Multi-Family Mortgage Revenue Bonds
					Maunakea Apartments - 0.43%
	  628,000			5.750%,	11/20/09		  667,168

					Sunset Villas - 3.36%
	2,955,000			5.600%,	07/20/21		3,054,081
	2,000,000			5.700%,	07/20/31		2,098,160
							                  5,152,241






See accompanying notes to financial statements.





HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2005

	                                                      Value
	Par Value	                                       (Note 1 (A))
		Kauai County
			General Obligation Bonds - 3.84%
$	  410,000			5.850%,	08/01/07	$	  430,102
	1,280,000			5.850%,	08/01/07		1,342,758
	  595,000			6.250%, 	08/01/19		  673,195
	  695,000			6.250%, 	08/01/22		  786,337
	2,565,000			5.000%,	08/01/25		2,663,163
							                  5,895,555

			Housing Authority Paanau Project - 0.77%
	1,175,000			7.250%,	04/01/12		1,175,658

		Maui County
			General Obligation Bonds - 1.21%
	  235,000			5.750%,	06/01/13		  241,707
	  500,000			5.300%,	09/01/14		  526,620
        500,000			5.000%,	09/01/17	        523,860
	  525,000			5.000%,	03/01/23		  557,755
							                  1,849,942

	Total Hawaii Municipal Bonds (Cost $144,805,004)    149,432,066






















See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2005

	                                                      Value
	Par Value	                                       (Note 1 (A))
                    PUERTO RICO MUNICIPAL BONDS - 0.30%
		Puerto Rico Commonwealth
			Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.15%
$	   70,000			7.500%,	10/01/15	$	   70,216
	  155,000			7.500%,	04/01/22		  155,277
							                    225,493

				Single-Family Mortgage Revenue Bonds - 0.15%
	  230,000			6.250%,	04/01/29		  234,009

       Total Puerto Rico Municipal Bonds (Cost $454,920)	  459,502


                  VIRGIN ISLANDS MUNICIPAL BONDS - 0.08%
		Virgin Islands
			Public Finance Authority, Series A - 0.08%
	  100,000			7.300%, 	10/01/18		  126,710

   Total Virgin Islands Municipal Bonds (Cost $99,625)	  126,710

Total Investments (Cost $145,359,549) (a)	97.73%		150,018,278
Other Assets Less Liabilities		       2.27%		  3,485,715
Net Assets		                       100.00%	$	153,503,993

(a)	 Aggregate cost for federal income tax purposes is $145,315,141.


At September 30, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 $	5,114,389
			Gross unrealized depreciation	 	 (411,251)
			Net unrealized appreciation	 $	4,703,138








See accompanying notes to financial statements.




HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

	                                                       Value
	Par Value	                                        (Note 1 (A))
                      HAWAII MUNICIPAL BONDS -  94.27%
		Hawaii County
			General Obligation Bonds - 12.05%
$	100,000			4.700%,	02/01/07	$	102,099
	800,000			5.000%,	07/15/11		865,280
	250,000			4.000%,	07/15/13		255,867
							                1,223,246

		Hawaii State
			Airport Systems Revenue Bonds - 4.89%
	100,000			5.000%,	07/01/07		102,555
	100,000			6.900%,	07/01/12	      113,284
 	250,000			6.375%,	07/01/12		280,330
							                  496,169

			Certificates of Participation  - Kapolei - 2.63%
      250,000			5.250%,	05/01/13	 	266,765

			Certificates of Participation  - Capitol District - 1.01%
      100,000			4.750%,	05/01/07	 	102,557

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.25%
	400,000			4.950%,	04/01/12	 	431,960

				Kapiolani Health Care Systems - 10.96%
    1,000,000			6.400%,	07/01/13	    1,112,640

				The Queen's Health Systems - 2.82%
	275,000			5.750%,	07/01/26	 	286,080

				Wilcox Hospital - 1.03%
	100,000			5.250%,	07/01/13	 	104,814

			General Obligation Bonds - 4.16%
	150,000			5.900%,	10/01/06		154,311
	100,000			5.250%,	07/01/12		110,041
	150,000			5.000%,	04/01/15	 	158,462
						 	                  422,814


See accompanying notes to financial statements.




HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2005

	                                                       Value
	Par Value	                                        (Note 1 (A))
			Harbor Capital Improvements Revenue Bonds - 8.53%
$	200,000			5.400%,	07/01/09	  $   210,530
	 70,000			5.750%,	07/01/10		 76,787
	210,000			5.000%,	07/01/10		223,541
      185,000			5.250%,	07/01/11		193,921
	150,000			5.000%,	07/01/12	   	160,972
							                  865,751

			Hawaiian Homeland Department - 3.49%
	250,000			4.050%,	07/01/06	 	251,310
	100,000			4.450%,	07/01/11	 	102,877
							                  354,187

			Highway & Transportation Authority - 2.75%
	275,000			5.000%,	07/01/06	 	279,199

			Housing Authority
				Multi-Family Special Purpose Mortgage
				Revenue Bonds - 0.98%
	100,000			3.700%,	01/01/13	 	 99,744

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 10.27%
	300,000			4.800%,	07/01/07		305,442
   	270,000			4.650%,	07/01/12		276,556
	450,000			4.800%,	07/01/13	 	460,921
							                1,042,919

			University of Hawaii
				University Revenue Bonds - 3.07%
	300,000			4.300%,	07/15/13	 	311,601

			Hawaii Health Systems Corp. - 2.93%
	300,000			3.800%,	02/15/13	 	297,138







See accompanying notes to financial statements.




HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2005

	                                                       Value
	Par Value	                                       (Note 1 (A))
            Honolulu City & County
	            General Obligation Bonds - 6.51%
$	150,000			4.750%,	02/01/09	$ 	156,256
	100,000			5.000%, 	07/01/09		106,254
	170,000			4.850%, 	02/01/10		178,706
	100,000			5.375%, 	09/01/12		110,596
	100,000			5.000%, 	07/01/13		109,025
					                              660,837

		      Waste System Revenue - 4.23%
	200,000			4.400%, 	07/01/11		208,410
	200,000			5.500%, 	07/01/11		221,390
						 	                  429,800

		      Multi-Family Mortgage Purpose Revenue Bond - 1.22%
	117,000                 5.750%,    11/20/09           124,297

	         Kauai County
			General Obligation Bonds - 2.53%
	250,000			4.125%,	08/01/08	 	256,660

	         Maui County
			General Obligation Bonds - 3.96%
	190,000			4.650%,	03/01/07		194,596
	200,000			4.250%,	03/01/12	 	207,836
						 	                  402,432


   Total Hawaii Municipal Bonds (Cost $9,468,977)	    9,571,610













See accompanying notes to financial statements.




HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2005

	                                                           Value
	Par Value	                                            (Note 1 (A))
	               VIRGIN ISLANDS MUNICIPAL BONDS - 2.68%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 2.68%
$	250,000			5.000%,	 07/01/14		$ 	272,210

   Total Virgin Islands Municipal Bonds (Cost $271,711)	    	272,210


    Total Investments (Cost $9,740,688) (a)	96.95%		9,843,820
    Other Assets Less Liabilities		       3.05%	 	  310,435
    Net Assets		                       100.00%	    $10,154,255

	(a)	Aggregate cost for federal income tax purposes is $9,740,688.

At September 30, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		$	137,181
			Gross unrealized depreciation			(34,049)
			Net unrealized appreciation		$	103,132






















See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2005

	                                       Municipal   Intermediate
	                                          Fund         Fund
ASSETS
   Investments at market value
     (Identified cost $145,359,550 and $9,740,688
      respectively) (Note 1 (A))	          $150,018,279    $9,843,820
   Cash			                         1,449,639       200,967
   Interest receivable		                   2,256,454	     120,570
   Subscriptions receivable		                68,417	          -
   Other assets		                            14,432         1,319
        Total assets		                 153,807,221	  10,166,676

LIABILITIES
   Distributions payable		               141,677		 5,445
   Redemptions payable		                      30,188		    -
   Management fees payable		                63,016		 3,322
   Administration fees payable		           2,471		   166
   Distribution plan payable		                18,533		    -
   Shareholder servicing fees payable		    12,356		    -
   Transfer agent fees payable		           7,357		   993
   Accrued expenses		                      27,630	 	 2,495
   		Total liabilities		               303,228	 	12,421

NET ASSETS		                            $153,503,993	 $10,154,255

INVESTOR CLASS SHARES
   Net assets
   	(Applicable to 13,556,359 and 1,961,589
       shares outstanding, respectively $.01 par value,
       20,000,000 shares authorized)          $150,504,811	 $10,154,255

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR  CLASS SHARES	    $11.10	       $5.18

INSTITUTIONAL CLASS SHARES
    Net assets
	 (Applicable to 269,945 shares outstanding, $.01 par value,
	  20,000,000 shares authorized)	      $2,999,182

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INSTITUTIONAL CLASS SHARES	    $11.11

NET ASSETS
   At September 30, 2005, net assets consisted of:
     Paid-in capital	                      $148,239,680	 $10,053,175
     Undistributed net investment income		    47,542		    -
     Accumulated net realized gain
        (loss) investments		               558,042		(2,052)
     Net unrealized appreciation		       4,658,729	     103,132
				                      $153,503,993	 $10,154,255

See accompanying notes to financial statements.





















































HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENTS OF OPERATIONS

For the year ended September 30, 2005

	                                      Municipal	     Intermediate
	                                        Fund    	   Fund

INVESTMENT INCOME
   Interest income	                    $6,843,327	 $351,009

   Expenses
     Management fees (Note 2)		           746,186	   49,118
     Distribution costs (Notes 2 and 3)	     219,484		 -
     Transfer agent fees (Note 2)		     104,480	    8,242
     Shareholder services fees (Note 2)	     146,321		 -
     Administration fees (Note 2)		      29,262	    1,963
     Accounting fees		                  79,860	    6,747
     Legal and audit fees		            50,410	    6,156
     Printing		                        18,999	    1,186
     Miscellaneous		                   3,029		 12
     Custodian fees		                  41,038	    2,676
     Insurance		                        11,734	    1,963
     Registration fees		                   6,237	    1,341
     CCO Salary		                        23,964		 -
     Directors fees	 	                   1,700	    2,519
     Total expenses		               1,482,704	   81,923
     Expense reimbursement (Note 2)		          -  	   (9,862)
     Fee reductions (Note 5)	 	           (80,395)	   (5,503)
     Net expenses	 	                     1,402,309	   66,558
        Net investment income	 	         5,441,018	  284,451

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain (loss)
    from security transactions		     592,953	     (343)
   Change in unrealized appreciation
    of investments	 	              (1,852,249)	  (99,365)
        Net (loss) on investments	 	  (1,259,296)	  (99,708)

NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	        $4,181,722	 $184,743







See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	                                 For The Year Ended	For The Year Ended
	                                 September 30, 2005 	September 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	                 $5,441,018	     $5,785,097
     Net realized gain on investments	        592,953		  186,759
     Increase (decrease) in unrealized appreciation
      (depreciation) of investments	 	     (1,852,249)	 	 (143,481)
        Net increase in net assets
         resulting from operations	 	      4,181,722	 	5,828,375

   Distributions to shareholders from:
    Net investment income
     Investor Class
     ($.41 and $.47 per share, respectively)  (5,329,059)	     (5,641,162)
     Institutional Class
     ($.44 and $.51 per share, respectively)    (114,848)		 (128,842)
    Capital gains
     Investor Class
     ($.02 and $.01 per share, respectively)	(217,179)		 (115,358)
     Institutional Class
     ($.02 and $.01 per share, respectively)	  (4,488)	 	   (2,381)
	   Total distributions	 	          (5,665,574)	     (5,887,743)

   Capital share transactions (a)
     Increase in net assets resulting from
        capital share transactions	 	     9,211,693	 	1,183,048

           Total increase in net assets	     7,727,841		1,123,680

NET ASSETS
   Beginning of year	 	               145,776,152	    144,652,472
   End of year
     (including undistributed net investment income of
      $47,542 and $50,583, respectively)	  $153,503,993	   $145,776,152

(a)	Summary of capital share activity follows:


                                    Investor Class           Investor Class
		                      For The Year Ended       For The Year Ended
		                      September 30, 2005       September 30, 2004
       			           Shares     Value	     Shares      Value
    Shares sold			  1,773,207  $19,837,309   1,242,013  $13,868,349
    Shares issued on reinvestment
       of distributions           350,847	   3,923,846     361,783    4,040,714
                                2,124,054   23,761,155   1,603,796   17,909,063
    Shares redeemed		 (1,294,199) (14,481,407) (1,523,997) (17,008,045)
       Net increase (decrease)    829,855	 $ 9,279,748      79,799  $   901,018




                                 Institutional Class      Institutional Class
		                      For The Year Ended       For The Year Ended
		                      September 30, 2005       September 30, 2004
       			           Shares     Value	     Shares      Value
    Shares sold			     66,945	   $749,862      47,890   $ 532,931
    Shares issued on reinvestment
       of distributions             1,612	     18,043       1,541      17,218
                                   68,557     767,905      49,431     550,149
    Shares redeemed		    (74,593)   (835,960)    (24,183)   (268,119)
       Net increase (decrease)     (6,036)   $(68,055)     25,248   $ 282,030


See accompanying notes to financial statements.









































HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

	                                  For The Year Ended	 For The Year Ended
	                                  September 30, 2005	 September 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	                    $284,451	          $248,677
     Net realized gain (loss) on investments		(343)		       3,838
     Increase (decrease) in unrealized appreciation
      (depreciation) of investments	 	         (99,365)	 	     (49,032)
        Net increase in net assets resulting
           from operations		               184,743		     203,483

   Distributions to shareholders from:
     Net investment income
        ($.15 and $.15 per share, respectively)	  (284,451)		    (248,677)

   Capital share transactions (a)
     Increase in net assets resulting from
       capital share transactions	 	       1,281,258	 	   1,369,248

           Total increase in net assets		 1,181,550		   1,324,054

NET ASSETS
   Beginning of year	 	                   8,972,705	 	   7,648,651
   End of year                                 $10,154,255	        $8,972,705

(a)	Summary of capital share activity follows:
		                          For The Year Ended    For The Year Ended
		                          September 30, 2005    September 30, 2004

       			             Shares     Value	      Shares     Value
    Shares sold				 618,630  $3,236,495	654,310  $3,403,971
    Shares issued on reinvestment
       of distributions			  42,969     224,036	 38,581     200,875
                 				 661,599   3,460,531	692,891   3,604,846
    Shares redeemed			(418,802) (2,179,273)  (429,327) (2,235,598)
       Net increase			 242,797  $1,281,258	263,564  $1,369,248








See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	                         INVESTOR CLASS

                                              Years Ended September 30,
	                                2005      2004    2003     2002(b)  2001
Net asset value
   Beginning of year	              $11.21    $11.22  $11.25   $10.89  $10.55

Income from investment operations
   Net investment income		     .41	   .47     .47	  .48	    .50
   Net gain (loss) on securities
   	(both realized and unrealized)    (.09)	     -    (.03)	  .36     .34
    Total from investment operations     .32	   .47     .44	  .84     .84

Less distributions
   Dividends from net investment income (.41)	  (.47)   (.47)	 (.48)   (.50)
   Distributions from capital gains	    (.02)  	  (.01)      -**	    -       -
      Total distributions		    (.43)	  (.48)   (.47)    (.48)   (.50)

   End of year	                    $11.10    $11.21  $11.22   $11.25	 $10.89

Total return	                      2.84%	  4.03%   3.98%    7.98%   8.11%

Ratios/Supplemental Data
   Net assets, end of year(in 000's)$150,505 $142,680 $141,838 $134,980 $121,471
   Ratio of expenses to average
   	net assets (a)	                 .98%	  1.00%   1.01%	 1.02%   1.03%
   Ratio of net investment income
   	to average net assets	          3.55%	  3.98%   4.22%	 4.42%   4.64%

Portfolio turnover	               26.82%	 10.53%  16.40%	13.06%  22.06%


***	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .94%, .98%, ..99%, .96%, and .94%, for the years ended September 30, 2005, 2004, 2003,
2002, and 2001, respectively.

(b)	As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
began amortizing market discount on debt securities.   Had the Fund not
amortized market discount as an adjustment to interest income, the net investment income to average net assets would have been 4.38%. Per share and ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	                      INSTITUTIONAL CLASS
	                                                    For the Period ended
                              Years Ended September 30,   September **

                                        2005      2004     2003

Net asset value
   Beginning of year	 		    $11.22	  $11.23   $10.91

Income from investment operations
   Net investment income		       .44	     .51	  .47
   Net gain (loss) on securities
   	(both realized and unrealized)	(.09)	       -  	  .32
    Total from investment operations	 .35	     .51	  .79

Less distributions
   Dividends from net investment income	(.44)	    (.51)	 (.47)
   Distributions from capital gains	      (.02)     (.01)       -***
      Total distributions		      (.46)	    (.52)	 (.47)

   End of year	                      $11.11	  $11.22   $11.23

Total return	                        3.14%	    4.58%	 7.36%

Ratios/Supplemental Data
   Net assets, end of year (in 000's)   $2,999	  $3,096   $2,814

   Ratio of expenses to average
   	net assets (a)	                  .73%	     .75%	  .76%*

   Ratio of net investment income
   	to average net assets	           3.89%	    4.23%	 4.47%

Portfolio turnover	                26.82%	   10.53%	16.40%

*	Annualized
**	Commencement of Operations was October 22, 2002
***	Less than $.01 per share


(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Institutional
Class were .69%, .73% and .74% for the periods ended September 30, 2005,
2004 and 2003, respectively.

See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	                    Years Ended September 30,
	                                  2005    2004    2003   2002    2001
Net asset value
   Beginning of year	                $5.22   $5.26   $5.27  $5.17   $5.01

Income from investment operations
   Net investment income		      .15	  .15	    .15    .16	  .21
   Net gain (loss) on securities
   	(both realized and unrealized)     (.04)	 (.04)   (.01)   .10	  .16
    Total from investment operations      .11	  .11	    .14    .26	  .37

Less distributions
   Dividends from net investment income  (.15)	 (.15)   (.15)  (.16)   (.21)
      Total distributions		     (.15)	 (.15)   (.15)  (.16)	 (.21)

   End of year	                      $5.18	$5.22	  $5.26  $5.27	$5.17

Total return	                       2.15%	 2.21%   2.72%  5.26%	 7.61%

Ratios/Supplemental Data
   Net assets, end of year (in 000's) $10,154  $8,973  $7,647 $6,345   $4,944

   Ratio of expenses to average net assets
   	Before expense reimbursements	      .83%	  .82%    .96%   .84%	 .88%
   	After expense reimbursements	      .73%(a) .72%(a) .73%(a).74%(a) .88%(a)

   Ratio of net investment income to
   	average net assets
   	Before expense reimbursements	     2.74%	 2.84%   2.61%  3.15%	4.12%
   	After expense reimbursements	     2.90%	 2.94%   2.86%  3.15%	4.12%

Portfolio turnover	                15.72%	13.96%  20.02% 18.29%  19.28%

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .68%, .70%, ..71%, .69%, and .79%, for the years ended September 30, 2005, 2004, 2003,
2002, and 2001, respectively.








See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2005

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end
management company.   Hawaii Municipal Fund is authorized to offer two
Classes of Shares:   Investor Shares and Institutional Shares.   The Classes
offer different distribution charges and shareholder servicing fees which may affect performance.

The investment objective of the Funds is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems arise,
they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported
amounts of income and expenses during the reported period.   Actual results
could differ from those estimates.

(A)	SECURITY VALUATION

	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of
   	Directors.   Securities with remaining maturities of 60 days or less are
   	valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.







HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2005

(B)	FEDERAL INCOME TAXES

   	It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
   	Therefore, no federal income tax provision is required.   At September
   	30, 2005, the Hawaii Intermediate Fund had an unused capital loss carryforward of $2,052 of which $1,709 expires in 2010, and $343 expires in 2013.

    (C)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
         SHAREHOLDERS

	Security transactions are recorded on the trade date.   Interest
	income is recorded on the accrual basis.   Bond discounts and premiums are
	amortized using the interest method.   Distributions to shareholders are
	declared daily and reinvested or paid in cash monthly.

	The tax character of distributions paid during the years ended September 30, 2005 and 2004 were as follows:

			Exempt-	Long-Term
			Interest	Ordinary	Capital	   Total
			Dividends	 Income  	 Gains    	Distributions

	Hawaii Municipal Fund
	  2005	$5,443,907	$	-  	$221,667	$5,665,574
	  2004	$5,770,004	$	-  	$117,739	$5,887,743
      Hawaii Intermediate Fund
	  2005	$  284,451	$     -	$	-  	$  284,451
	  2004	$  248,677	$     -	$	-  	$  248,677

The tax character of distributable earnings at September 30, 2005 were as follows:

Undistributed		                      Post     Unrealized Total
Ordinary Exempt-  Undistributed Capital Loss October    Gain/   Distributable
 Interest Income	 Capital Gains Carryforwards Loss*   (Loss)**   Earnings


Hawaii
Municipal Fund
$  	 -  	$557,889	$	-  	$	-  	$4,703,138	$5,261,027

Intermediate Fund
$	-  	$	-  	$ (2,052)	$	-  	$  103,132	$  101,080


	* Under the current tax law capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

	** The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

	Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between
	financial and tax reporting.   These reclassifications have no effect
	on net assets or net asset value per share.   For the year ended
	September 30, 2005, the Hawaii Municipal Fund increased realized gain
	(loss) by $151 and decreased undistributed net investment income $151.




HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2005

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Funds with management and administrative services pursuant to a management agreement and
administrative services agreement.   In accordance with the terms of the
management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of each Fund's
average daily net assets, respectively.   For the year ended September 30,
2005, LFG voluntarily waived certain management fees in the amount of $9,862 for the Hawaii Intermediate Fund.

The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of LFG, received $219,484 and $0 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of
LFG, serves as the transfer agent for the Funds.   In accordance with the
terms of the transfer agent agreement, FPR receives compensation at the
annual rate of .06% of each Fund's average daily net assets.   FPR also
provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's
directors.   As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

Certain officers and directors of the Funds are also officers of LFG, FPS and FPR.


(3)	DISTRIBUTION COSTS

The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment
Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class and the Hawaii Intermediate Fund may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Funds. The Hawaii Municipal Fund Institutional Class will not incur any distribution costs.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $45,738,375 and $37,891,571, respectively, for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $2,591,460 and $1,448,969, respectively.







HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2005

(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses
of other vendors and service providers.   During the year ended September
30, 2005, such reductions amounted to $80,395 and $5,503 for the Hawaii
Municipal Fund and the Hawaii Intermediate Fund, respectively.   Credits
used to offset expenses were as follows:




	                                     Municipal	    Intermediate
	                                       Fund   	        Fund

		Custody                         $24,511		 $2,676
		Analysis 	                        715	           -
		Overdraft Charge	                1,453              -
		Accounting                       53,716           2,827
			                          $80,395	       $5,503


















































FIRST PACIFIC MUTUAL FUND, INC.
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Fund") rests with the Board of Directors. Each Director serves during the lifetime of the Fund and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Fund.

Name, Age and Address
Position & Office With the Fund
Term of Office and Length of Time Served
Principal Occupation During the Past Five Years
Number of Portfolios in Fund Complex Overseen by Director


DISINTERESTED DIRECTORS

Clayton W.H. Chow (53)
896 Puuikena Dr.
Honolulu, HI  96821
Director
Unlimited Term, 17 Years
Office Technology Specialist, Xerox Corporation;
Account Executive Roadway Express
2

Lynden M. Keala (51)
47-532 Hui Iwa St.
Kaneohe, HI   96744
Director
Unlimited Term, 16 Years
Account Executive, Xpedx (Distribution Division of International Paper); Account Executive, Reynolds & Reynolds (formerly Vanier Business Forms) 2

Stuart S. Marlowe (65)
PO Box 630507
Lanai City, HI  96763
Director
Unlimited Term, 17 Years
Owner, Surfside Sales and Marketing	(Sales and marketing of music for the State
of Hawaii);
Vice President/General Manager Navarre Corp. (Distributor of music and software products.)
2

Karen T. Nakamura (61)
1727 Dillingham Boulevard
Honolulu, HI  96819
Director
Unlimited Term, 8 Years
Executive Vice President & CEO, Building Industry Association of Hawaii; Vice President, Wallpaper Hawaii Ltd.
2

Kim F. Scoggins (58)
220 S. King Street, #1800
Honolulu, HI  96813
Director
Unlimited Term, 8 Years
Commercial Real Estate, Colliers Monroe Friedlander, Inc.;
Real Estate, 1250 Oceanside Partners.
2

INTERESTED DIRECTORS

Terrence K.H. Lee (48)
593 Moaniala Street
Honolulu, HI  96821
Director, President and CEO
Unlimited Term, 17 Years
Director, President and CEO, Lee Financial Group Inc.; President and CEO, First Pacific Securities, Inc; President and CEO, First Pacific Recordkeeping, Inc.

OFFICERS

Nora B. Simpson (45)
503 Blackbird Drive
Hockessin, DE  19707
Treasurer, Chief Compliance Officer, Assistant Secretary
Vice President, CCO and CFO, Lee Financial Group Inc.; Vice President, CCO and CFO, First Pacific Securities, Inc.; Vice President, Compliance Officer and CFO First Pacific Recordkeeping, Inc.

Charlotte A. Meyer (52)
64-5251 Puu Nani Drive
PO Box 2834
Kamuela, HI  96743
Assistant Treasurer
Director, Treasurer, and Vice President, Lee Financial Group Inc.;
Treasurer, and Vice President, First Pacific Securities, Inc; Treasurer and Vice President, First Pacific Recordkeeping, Inc.

Jean E. Lee (49)
2756 Woodlawn Drive, #6-201
Honolulu, HI  96822
Secretary
Director,
Secretary, and Vice President, Lee Financial Group Inc.; Secretary and,
Vice President, First Pacific Securities, Inc; Secretary and Vice President, First Pacific Recordkeeping, Inc.

There are no other Directorships held by any of the Directors. Terrence K.H. Lee and Jean E. Lee are husband and wife. Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as President of the investment adviser and principal underwriter and has had a material and professional relationship with the Fund for the last three completed fiscal years.
Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.



Hawaii Municipal Fund Investor Class
Hawaii Municipal Fund Institutional Class
Hawaii Intermediate Fund

Shareholder Information


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and reflect the 12-month period beginning July 1, 2004 and ending June 30, 2005.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





























          Disclosure Regarding Approval of the Management Agreement

At a meeting held on July 27, 2005, the Board of Directors First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the Hawaii Municipal Fund and the Hawaii Intermediate Fund (each a "Portfolio" and collectively, the "Portfolios") for an additional one-year period ending September 30, 2006.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received

Materials reviewed - During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on each Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund. In addition, the Board reviewed supplementary information that included materials regarding each Portfolio's investment results, management fee and expense comparisons, financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and the Board is satisfied with the quality of services provided by LFG in advising the Portfolios.

3. Investment Performance

The Board considered each Portfolio's unique, balanced pursuit of its investment objectives and the investment results of each Portfolio in light of its objectives. The Directors reviewed the short-term and long-term performance of each Portfolio on both an absolute basis and in comparison to benchmark indices. The Directors also reviewed the rankings for each of the Funds Portfolios by an independent rating and ranking organization. Based on that review, the Board concluded that the performance of each of the Portfolios is generally competitive with their benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Portfolio and compared such amounts with the industry average fees and expense levels of other comparable Funds. The Board considered that the management fees for each Portfolio, both before and after voluntary fee waivers and/or expense offsets, are generally competitive with fees paid by comparable funds; the expense ratio of each Portfolio is generally competitive with the expenses paid by comparable funds.

5. Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding LFG's costs of providing services to the Fund, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fees do not contain breakpoints, there would be no economies of scale from reduction of the management fees as the Portfolios' assets grow. In assessing the benefits to LFG from its relationships with the Fund, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for each Portfolio was reasonable in relation to the benefits derived by LFG from these relationships.

6. Conclusions

No single factor was determinative of the Board's decision to re-approve the Investment
Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.
















INVESTMENT MANAGER
Lee Financial Group Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


DISTRIBUTOR
First Pacific Securities, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street, 15th Floor
San Francisco, California  94111


LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania  19103-6996


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite #2400
Philadelphia, Pennsylvania  19103-2108


TRANSFER AGENT
First Pacific Recordkeeping, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856






















Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 12(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by accessing the website www.leehawaii.com, by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822.

Item 3.  Audit Committee Financial Expert

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the Fund, the Board further concluded that a financial expert was not required.

Item 4.  Principal Accountant Fee and Services.

(a) Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $29,800.00 for the fiscal year ended September 30, 2005 and $29,800.00 for the fiscal year ended September 30, 2004.

(b) Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2005 and none for the fiscal year ended September 30, 2004.


(c) Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000.00 for the fiscal year ended September 30, 2005 and $5,000.00 for the fiscal year ended September 30, 2004.

(d) All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $6,500.00 for the fiscal year ended September 30, 2005 and $6,500.00 for the fiscal year ended September 30, 2004. These fees are for services related to the internal control audit of the transfer agency.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures
	1.	(a) The Committee shall review and approve proposals for the independent accountants to render permissible non-audit services. The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

		(b)	The pre-approval requirement may be waived with respect to
the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid by the Funds to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

	2.	Review and approve in advance with the independent accountants each non-audit engagement involving the Funds' independent accountants and the
Funds' investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where:  (i) the investment adviser or its control affiliate provides ongoing services to the
Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

		(a)	The pre-approval requirement may be waived if:  (i) the
aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds' independent accountants by the Funds' investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds' Committee; (ii) such services were not recognized by the Funds' adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) All of the services provided to the registrant described in paragraphs
(b) - (d) of Item 4 were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were none for the fiscal year ended September 30, 2005 and none for the fiscal year ended September 30, 2004.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the "1940
Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-
3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

      (a)(1)   	Code of Ethics is attached hereto.
      (a)(2)   	Certifications pursuant to Rule 30a-2(a) under the 1940
			Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes Oxley
			Act of 2002 are attached hereto.
	(a)(3) 	Not applicable.
	(b)		Certifications pursuant to Rule 30a-2(a) under the 1940 Act
			and Section 906 of the Sarbanes-Oxley Act of 2002 are attached
			hereto.


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee______________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

Date __________December 7, 2005__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ___/s/ Terrence K.H. Lee___________________
				Terrence K.H. Lee, President and CEO
				(principal executive)

By (Signature and Title)*  ___/s/ Nora B. Simpson____________________
				Nora B. Simpson, Treasurer
				(principal financial officer)

Date  __________December 7, 2005__________
*Print the name and title of each signing officer under his or her signature.